Pioneer Securitized
Income Fund

Schedule of Investments | October 31, 2021

Ticker Symbols: Class A SIFFX Class Y SYFFX

Schedule of Investments | 10/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 94.4%
	ASSET BACKED SECURITIES - 35.3% of Net Assets
250,000(a)	AIG CLO LLC, Series 2020-1A, Class ER, 0.0% (3 Month USD LIBOR + 630 bps), 4/15/34 (144A)	$ 249,364
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	398,911
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	348,322
296,875	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	296,752
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	620,379
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	396,108
249,843	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.9%, 1/21/31 (144A)	252,296
154,944	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	158,793
500,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	503,378
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	503,036
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	617,631
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	205,495
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 7.57% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	296,817
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	594,203
250,000(a)	Madison Park Funding XLV Ltd., Series 2020-45A, Class ER, 6.474% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	250,113
400,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	408,756
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 0.0% (3 Month USD LIBOR + 745 bps), 10/15/34 (144A)	244,522
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	398,752
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	200,092
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	99,851
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	502,363
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	495,441
	TOTAL ASSET BACKED SECURITIES
	(Cost $8,007,116)	$ 8,041,375
	COLLATERALIZED MORTGAGE OBLIGATIONS - 54.5% of Net Assets
150,000(a)	Bellemeade Re Ltd., Series 2020-2A, Class B1, 8.589% (1 Month USD LIBOR + 850 bps), 8/26/30 (144A)	$ 162,578
206,000(a)	Bellemeade RE Ltd., Series 2021-3A, Class B1, 3.899% (SOFR30A + 385 bps), 9/25/31 (144A)	205,753
561,094(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	562,552
480,000(b)	CFMT LLC, Series 2020-HB4, Class M5, 6.0%, 12/26/30 (144A)	478,547
500,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	474,596
250,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.05% (SOFR30A + 600 bps), 10/25/41 (144A)	249,375
400,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.089% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	409,354
290,000	Eagle Re, Ltd., Series 2021-2, Class M2, 0.0%, 04/25/34 (144A)	290,000
100,000(b)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.249%, 1/25/51 (144A)	86,250
7,103,477(b)(c)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.222%, 6/1/51 (144A)	58,982
150,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.439% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	181,859
220,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.489% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	267,982
510,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.049% (SOFR30A + 500 bps), 8/25/33 (144A)	525,861
160,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B2, 6.299% (SOFR30A + 625 bps), 9/25/41 (144A)	154,601
500,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.089% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	580,919
500,000(a)	Freddie Mac Stacr Trust, Series 2019-FTR2, Class B1, 3.089% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	488,516
400,000(a)	Freddie Mac Stacr Trust, Series 2019-FTR3, Class B2, 4.886% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	393,487
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.09% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	475,685
200,000(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	205,469
300,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 7.089% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	311,696
500,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 4.199% (SOFR30A + 415 bps), 1/25/34 (144A)	499,999
4,841,691(b)(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	43,396
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.374%, 9/25/56 (144A)	201,847
8,174,559(b)(c)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.143%, 12/25/51 (144A)	45,311
9,343,099(b)(c)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.139%, 12/25/51 (144A)	51,891
500,000(a)	Mortgage Insurance-Linked Notes Series, Series 2020-1, Class B1, 3.089% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	495,855
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	439,369
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 3.59% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	499,459
150,000(a)	Oaktown Re VII Ltd., Series 2021-2, Class B1, 4.45% (SOFR30A + 440 bps), 4/25/34 (144A)	150,000
180,000(a)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.689% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	183,590
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
750,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	$ 710,123
500,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 4.289% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	532,656
500,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 10.589% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	573,845
150,000(a)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.839% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	156,103
150,000(a)	Triangle Re Ltd., Series 2021-3, Class B1, 4.999% (SOFR30A + 495 bps), 2/25/34 (144A)	150,925
200,000(a)	Triangle Re Ltd., Series 2021-3, Class M2, 3.799% (SOFR30A + 375 bps), 2/25/34 (144A)	202,104
640,637(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	641,355
250,000(b)	Vista Point Securitization Trust, Series 2020-1, Class B1, 5.375%, 3/25/65 (144A)	256,881
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $12,384,336)	$ 12,398,771
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7% of Net Assets
150,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 3.84% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	$ 150,000
150,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.799% (SOFR30A + 775 bps), 1/25/51 (144A)	177,363
500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.839% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	520,169
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $708,622)	$ 847,532
	CORPORATE BONDS - 0.9% of Net Assets
	Airlines - 0.9%
100,378	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 117,087
70,044	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	74,025
	Total Airlines	$ 191,112
	TOTAL CORPORATE BONDS
	(Cost $170,422)	$ 191,112
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.4%
	(Cost $21,270,496)	$ 21,478,790
	OTHER ASSETS AND LIABILITIES - 5.6%	$ 1,276,680
	NET ASSETS - 100.0%	$ 22,755,470

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2021, the value of these securities amounted to $21,404,765, or 94.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2021.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2021.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.

FUTURES CONTRACT

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
35	U.S. 10 Year Note (CBT)	12/21/21	$ (4,656,047)	$ (4,574,609)	$ 81,438
TOTAL FUTURES CONTRACT			$ (4,656,047)	$ (4,574,609)	$ 81,438

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ –	$ 8,041,375	$ –	$ 8,041,375
Collateralized Mortgage Obligations	–	12,398,771	–	12,398,771
Commercial Mortgage-Backed Securities	–	847,532	–	847,532
Corporate Bonds	–	191,112	–	191,112
Total Investments in Securities	$ –	$ 21,478,790	$ –	$ 21,478,790
Other Financial Instruments
Net unrealized appreciation on futures contracts	$ 81,438	$ –	$ –	$ 81,438
Total Other Financial Instruments	$ 81,438	$ –	$ –	$ 81,438

During the three months ended October 31, 2021, there were no transfers in or out of Level 3.